Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE TABLE
The following section was prepared in accordance with Item 402(v) of the SEC’s Regulation
S-K.
The following table provides additional compensation information for the past four fiscal years for our Chief Executive Officer (“CEO”) and our non-CEO
Named Executive Officers (“Other NEOs”), as well as total shareholder return, net income attributable to UHS, Inc. and adjusted earnings per share, diluted performance results for our fiscal years ending in 2023, 2022 2021 and 2020:

Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (2)	Summary Compensation Table Total for CEO 2 (1)	Compensation Actually Paid to CEO 2 (2)	Average Summary Compensation Table Total for other NEOs (1)	Average Compensation Actually Paid for other NEOs (1)(2)	Value of initial fixed $100 investment based on:		Net Income attributable to UHS ($ in thousands)	Adjusted Earnings per share, diluted (4)
							Total Shareholder Return (3)	Peer Group Total Shareholder Return (3)

2023	$—	$—	$14,407,937	$14,959,742	$5,764,662	$4,627,875	$108	$191	$717,795	$10.54

2022	$—	$—	$10,919,976	$13,476,236	$3,270,794	$5,112,238	$100	$167	$675,609	$9.88

2021	$—	$—	$14,020,942	$9,784,532	$6,684,372	$995,897	$91	$181	$991,590	$11.82

2020	$13,246,214	$47,969,126	$—	$—	$1,825,611	$6,273,018	$96	$114	$943,953	$11.12

(1)	Named executive officers included in the above compensation columns reflect the following:

Year	CEO	Non-CEO NEOs

2023	Marc D. Miller	Alan B. Miller, Filton, Peterson, Sim

2022	Marc D. Miller	Alan B. Miller, Filton, Pember, Peterson, Sim

2021	Marc D. Miller	Alan B. Miller, Filton, Pember, Peterson

2020	Alan B. Miller	Marc D. Miller, Filton, Pember, Peterson

(2)
SEC rules require certain adjustment be made to the Summary Compensation Table (“SCT”) totals to determine “Compensation Actually Paid” (“CAP”) as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as the total compensation from the SCT, adjusted to include, among other things, the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). No adjustment is made for dividends or other earnings, since dividends are factored into the fair value of the award.

The following tables detail these adjustments:

Fiscal Year	Executives	SCT (a)	Grant Date Value of New Awards (b)	Year End Value of New Awards (i)	Change in Value of Unvested Prior Awards (ii)	Change in Value of Vested Prior Awards (iii)	Change in Value of Awards that Failed to Meet Vesting Conditions (iv)	Total Equity CAP (c) = (i) + (ii) + (iii) + (iv)	CAP (d) = (a) - (b) + (c)

2023	CEO 1	$—	$—	$—	$—	$—	$—	$—	$—

2023	CEO 2	$14,407,937	$9,888,558	$13,063,409	$(131,034)	$(2,492,012)	$—	$10,440,363	$14,959,742

2023	Non-CEO NEOs	$5,764,662	$3,384,852	$4,123,681	$349,678	$(2,225,294)	$—	$2,248,065	$4,627,875

2022	CEO 1	$—	$—	$—	$—	$—	$—	$—	$—

2022	CEO 2	$10,919,976	$9,508,078	$9,680,126	$430,267	$1,953,945	$—	$12,064,338	$13,476,236

2022	Non-CEO NEOs	$3,270,794	$2,342,607	$1,915,653	$865,575	$1,920,853	$(518,031)	$4,184,050	$5,112,238

2021	CEO 1	$—	$—	$—	$—	$—	$—	$—	$—

2021	CEO 2	$14,020,942	$10,104,427	$8,545,032	$(2,230,851)	$(446,165)	$—	$5,868,017	$9,784,532

2021	Non-CEO NEOs	$6,684,372	$4,794,552	$4,054,620	$(4,194,869)	$(753,674)	$—	$(893,923)	$995,897

2020	CEO 1	$13,246,214	$9,603,667	$48,125,827	$9,138,224	$(12,937,472)	$—	$44,326,579	$47,969,126

2020	CEO 2	$—	$—	$—	$—	$—	$—	$—	$—

2020	Non-CEO NEOs	$1,825,611	$1,057,222	$5,664,134	$1,053,709	$(1,213,213)	$—	$5,504,630	$6,273,018
Table of Contents
Pay Versus Performance Table

(3)
Total Shareholder Return (“TSR”) is determined based upon the value of an initial fixed investment of $100. The TSR peer group consists of the industry line peer group reflected in our 2023 Annual Report on Form
10-K
pursuant to Item 201(e) of Regulation
S-K.
The companies in the peer group are as follows: Arcadia Healthcare Company, Inc., Community Health Systems, Inc., HCA Healthcare, Inc., and Tenet Healthcare Corporation. Each year reflects the cumulative total return assuming $100 invested on December 31, 2019 in our common stock and in the our peer group, including subsequent reinvestment of dividends.

(4)
Adjusted earnings per share, diluted, was selected by the Company as the Company-Selected Measure (“CSM”). It is a
non-Generally
Accepted Accounting Principles (“GAAP”) financial measure. A reconciliation of adjusted earnings per share, diluted, to the most directly comparable financial measure calculated in accordance with GAAP is included in the Company’s Form
8-K
filed with the SEC on February 27, 2024.

Company Selected Measure Name	Adjusted earnings per share, diluted
Named Executive Officers, Footnote
(1)	Named executive officers included in the above compensation columns reflect the following:

Year	CEO	Non-CEO NEOs

2023	Marc D. Miller	Alan B. Miller, Filton, Peterson, Sim

2022	Marc D. Miller	Alan B. Miller, Filton, Pember, Peterson, Sim

2021	Marc D. Miller	Alan B. Miller, Filton, Pember, Peterson

2020	Alan B. Miller	Marc D. Miller, Filton, Pember, Peterson

Peer Group Issuers, Footnote	Total Shareholder Return (“TSR”) is determined based upon the value of an initial fixed investment of $100. The TSR peer group consists of the industry line peer group reflected in our 2023 Annual Report on Form
10-K
pursuant to Item 201(e) of Regulation
S-K.
	The companies in the peer group are as follows: Arcadia Healthcare Company, Inc., Community Health Systems, Inc., HCA Healthcare, Inc., and Tenet Healthcare Corporation. Each year reflects the cumulative total return assuming $100 invested on December 31, 2019 in our common stock and in the our peer group, including subsequent reinvestment of dividends.
Adjustment To PEO Compensation, Footnote
(2)
SEC rules require certain adjustment be made to the Summary Compensation Table (“SCT”) totals to determine “Compensation Actually Paid” (“CAP”) as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as the total compensation from the SCT, adjusted to include, among other things, the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). No adjustment is made for dividends or other earnings, since dividends are factored into the fair value of the award.

The following tables detail these adjustments:

Fiscal Year	Executives	SCT (a)	Grant Date Value of New Awards (b)	Year End Value of New Awards (i)	Change in Value of Unvested Prior Awards (ii)	Change in Value of Vested Prior Awards (iii)	Change in Value of Awards that Failed to Meet Vesting Conditions (iv)	Total Equity CAP (c) = (i) + (ii) + (iii) + (iv)	CAP (d) = (a) - (b) + (c)

2023	CEO 1	$—	$—	$—	$—	$—	$—	$—	$—

2023	CEO 2	$14,407,937	$9,888,558	$13,063,409	$(131,034)	$(2,492,012)	$—	$10,440,363	$14,959,742

2023	Non-CEO NEOs	$5,764,662	$3,384,852	$4,123,681	$349,678	$(2,225,294)	$—	$2,248,065	$4,627,875

2022	CEO 1	$—	$—	$—	$—	$—	$—	$—	$—

2022	CEO 2	$10,919,976	$9,508,078	$9,680,126	$430,267	$1,953,945	$—	$12,064,338	$13,476,236

2022	Non-CEO NEOs	$3,270,794	$2,342,607	$1,915,653	$865,575	$1,920,853	$(518,031)	$4,184,050	$5,112,238

2021	CEO 1	$—	$—	$—	$—	$—	$—	$—	$—

2021	CEO 2	$14,020,942	$10,104,427	$8,545,032	$(2,230,851)	$(446,165)	$—	$5,868,017	$9,784,532

2021	Non-CEO NEOs	$6,684,372	$4,794,552	$4,054,620	$(4,194,869)	$(753,674)	$—	$(893,923)	$995,897

2020	CEO 1	$13,246,214	$9,603,667	$48,125,827	$9,138,224	$(12,937,472)	$—	$44,326,579	$47,969,126

2020	CEO 2	$—	$—	$—	$—	$—	$—	$—	$—

2020	Non-CEO NEOs	$1,825,611	$1,057,222	$5,664,134	$1,053,709	$(1,213,213)	$—	$5,504,630	$6,273,018

Non-PEO NEO Average Total Compensation Amount	$ 5,764,662	$ 3,270,794	$ 6,684,372	$ 1,825,611
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,627,875	5,112,238	995,897	6,273,018
Adjustment to Non-PEO NEO Compensation Footnote
(2)
SEC rules require certain adjustment be made to the Summary Compensation Table (“SCT”) totals to determine “Compensation Actually Paid” (“CAP”) as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as the total compensation from the SCT, adjusted to include, among other things, the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). No adjustment is made for dividends or other earnings, since dividends are factored into the fair value of the award.

The following tables detail these adjustments:

Fiscal Year	Executives	SCT (a)	Grant Date Value of New Awards (b)	Year End Value of New Awards (i)	Change in Value of Unvested Prior Awards (ii)	Change in Value of Vested Prior Awards (iii)	Change in Value of Awards that Failed to Meet Vesting Conditions (iv)	Total Equity CAP (c) = (i) + (ii) + (iii) + (iv)	CAP (d) = (a) - (b) + (c)

2023	CEO 1	$—	$—	$—	$—	$—	$—	$—	$—

2023	CEO 2	$14,407,937	$9,888,558	$13,063,409	$(131,034)	$(2,492,012)	$—	$10,440,363	$14,959,742

2023	Non-CEO NEOs	$5,764,662	$3,384,852	$4,123,681	$349,678	$(2,225,294)	$—	$2,248,065	$4,627,875

2022	CEO 1	$—	$—	$—	$—	$—	$—	$—	$—

2022	CEO 2	$10,919,976	$9,508,078	$9,680,126	$430,267	$1,953,945	$—	$12,064,338	$13,476,236

2022	Non-CEO NEOs	$3,270,794	$2,342,607	$1,915,653	$865,575	$1,920,853	$(518,031)	$4,184,050	$5,112,238

2021	CEO 1	$—	$—	$—	$—	$—	$—	$—	$—

2021	CEO 2	$14,020,942	$10,104,427	$8,545,032	$(2,230,851)	$(446,165)	$—	$5,868,017	$9,784,532

2021	Non-CEO NEOs	$6,684,372	$4,794,552	$4,054,620	$(4,194,869)	$(753,674)	$—	$(893,923)	$995,897

2020	CEO 1	$13,246,214	$9,603,667	$48,125,827	$9,138,224	$(12,937,472)	$—	$44,326,579	$47,969,126

2020	CEO 2	$—	$—	$—	$—	$—	$—	$—	$—

2020	Non-CEO NEOs	$1,825,611	$1,057,222	$5,664,134	$1,053,709	$(1,213,213)	$—	$5,504,630	$6,273,018

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Measures that were most important to the last fiscal year
The following performance measures reflect the Company’s most important performance measures in effect for 2023, as further described and defined in the Compensation Discussion and Analysis:

•	Adjusted earnings per share, diluted

•	Income before income taxes for each of the acute care and behavioral health division

•	Return on capital

Total Shareholder Return Amount	$ 108	100	91	96
Peer Group Total Shareholder Return Amount	191	167	181	114
Net Income (Loss)	$ 717,795,000	$ 675,609,000	$ 991,590,000	$ 943,953,000
Company Selected Measure Amount	10.54	9.88	11.82	11.12
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted earnings per share, diluted
Non-GAAP Measure Description	Adjusted earnings per share, diluted, was selected by the Company as the Company-Selected Measure (“CSM”). It is a
non-Generally
Accepted Accounting Principles (“GAAP”) financial measure. A reconciliation of adjusted earnings per share, diluted, to the most directly comparable financial measure calculated in accordance with GAAP is included in the Company’s Form
8-K
	filed with the SEC on February 27, 2024.
Measure:: 2
Pay vs Performance Disclosure
Name	Income before income taxes for each of the acute care and behavioral health division
Measure:: 3
Pay vs Performance Disclosure
Name	Return on capital
Marc D. Miller [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 14,407,937	$ 10,919,976	$ 14,020,942	$ 0
PEO Actually Paid Compensation Amount	$ 14,959,742	$ 13,476,236	$ 9,784,532	0
PEO Name	Marc D. Miller	Marc D. Miller	Marc D. Miller
Alan B. Miller [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 0	$ 0	13,246,214
PEO Actually Paid Compensation Amount	0	0	0	$ 47,969,126
PEO Name				Alan B. Miller
PEO | Marc D. Miller [Member] | Grant Date Value of New Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,888,558	9,508,078	10,104,427	$ 0
PEO | Marc D. Miller [Member] | Year End Value of New Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,063,409	9,680,126	8,545,032	0
PEO | Marc D. Miller [Member] | Change in Value of Unvested Prior Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(131,034)	430,267	(2,230,851)	0
PEO | Marc D. Miller [Member] | Change in Value of Vested Prior Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,492,012)	1,953,945	(446,165)	0
PEO | Marc D. Miller [Member] | Change in Value of Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Marc D. Miller [Member] | Total Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,440,363	12,064,338	5,868,017	0
PEO | Alan B. Miller [Member] | Grant Date Value of New Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	9,603,667
PEO | Alan B. Miller [Member] | Year End Value of New Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	48,125,827
PEO | Alan B. Miller [Member] | Change in Value of Unvested Prior Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	9,138,224
PEO | Alan B. Miller [Member] | Change in Value of Vested Prior Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(12,937,472)
PEO | Alan B. Miller [Member] | Change in Value of Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Alan B. Miller [Member] | Total Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	44,326,579
Non-PEO NEO | Grant Date Value of New Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,384,852	2,342,607	4,794,552	1,057,222
Non-PEO NEO | Year End Value of New Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,123,681	1,915,653	4,054,620	5,664,134
Non-PEO NEO | Change in Value of Unvested Prior Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	349,678	865,575	(4,194,869)	1,053,709
Non-PEO NEO | Change in Value of Vested Prior Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,225,294)	1,920,853	(753,674)	(1,213,213)
Non-PEO NEO | Change in Value of Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(518,031)	0	0
Non-PEO NEO | Total Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,248,065	$ 4,184,050	$ (893,923)	$ 5,504,630